Statements of Changes in Net Assets Available for Benefits - EBP 000 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in value of investments	$ 397,388	$ 355,270
Dividends	15,040	14,678
Interest	4,571	4,846
Net investment income	416,998	374,794
Interest income on notes receivable from participants	3,117	2,539
Contributions:
Employer	46,076	42,923
Participant	108,467	100,880
Participant rollovers	18,849	21,639
Total contributions	173,392	165,442
Total additions	593,507	542,775
Deductions from net assets attributed to:
Benefits paid to plan participants	261,518	249,376
Administrative expenses	1,231	1,679
Total deductions	262,749	251,055
Net increase	330,758	291,720
Transfer (out) in from related plans	0	88,601
Net assets available for benefits:
Beginning of year	2,325,827	1,945,506
End of year	$ 2,656,585	$ 2,325,827